Consolidated Statements of Operations and Comprehensive Loss - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
Research and development	€ 5,338,962	€ 3,390,677	€ 4,688,461
General and administrative	5,705,030	2,296,596	901,765
Total operating expenses	11,043,992	5,687,273	5,590,226
Loss from operations	(11,043,992)	(5,687,273)	(5,590,226)
Other income (expense)
Other income	242,554	19,657	5,966
Finance income (expense)	36,985	(11,716)	(7,754)
Net exchange rate gain	2,286,690
Awards and Subsidies		150,000
Total other income (expense), net	2,566,229	157,941	(1,788)
Loss before income taxes	(8,477,763)	(5,529,332)	(5,592,014)
Income taxes benefit (expenses)
Net loss	(8,477,763)	(5,529,332)	(5,592,014)
Net loss and comprehensive loss	(8,477,763)	(5,529,332)	(5,592,014)
Loss per share information:
Net loss	€ (8,477,763)	€ (5,529,332)	€ (5,592,014)
Net loss per share - basic and diluted	€ (0.47)	€ (0.37)
Weighted average number of shares outstanding - basic and diluted	18,216,858	15,083,825